TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of Transferred Assets and Liabilities

	2020		2019
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	5,791	2,512	9,186	3,364
Financial assets at fair value through other comprehensive income	6,025	5,105	7,897	5,875
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	34,584	4,451	42,545	7,335
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £27,448 million (31 December 2019: £31,436 million